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John Hancock Life Insurance Company

John Hancock Place
P.O. Box 111
Boston, Massachusetts 02117

Law Sector                                          [LOGO OF JOHN HANCOCK]

                                         May 4, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

       Re: JOHN HANCOCK LIFE INSURANCE COMPANY
           REGISTRATION STATEMENTS FILED ON FORM S-6
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             John Hancock Variable Life Account UV (VLI)          #33-63900
             John Hancock Variable Life Account UV (Flex VI)      #33-63842
             John Hancock Variable Life Account UV (Flex V2)      #33-75608
             John Hancock Variable Life Account UV (Variable
               Estate Protection)                                 #33-64364
             John Hancock Variable Life Account UV (Medallion
               Variable Life)                                     #33-76662

           JOHN HANCOCK VARIABLE LIFE
           INSURANCE COMPANY
           REGISTRATION STATEMENTS FILED ON FORM S-6
           -----------------------------------------

             John Hancock Variable Life Account S (Majestic VUL) #333-15705 John Hancock Variable Life Account S (Variable
               Estate Protection)                                 # 33-64366
             John Hancock Variable Life Account S (Medallion
               Executive Variable Life)                           #  333-425
             John Hancock Variable Life Account S (Variable
               Master Plan Plus)                                  # 33-79108
             John Hancock Variable Life Account U (Medallion
               Variable Life)                                     #333-76660
             John Hancock Variable Life Account U (VLI)           #  2-68061
             John Hancock Variable Life Account V (Flex V1)       # 33-16611
             John Hancock Variable Life Account V (Flex V2)       # 33-75610

           INVESTORS PARTNER LIFE INSURANCE COMPANY
           REGISTRATION STATEMENTS FILED ON FORM S-6
           -----------------------------------------

             IPL-1 (VUL)                                          #333-71341

Dear Sir/Madam:

Pursuant to Rule 497(j) and in lieu of filing final printed prospectuses, we hereby certify respecting the above-captioned registration statements on Form S-6 that;

(1) the form of prospectus that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Ronald J. Bocage
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    Ronald J. Bocage